Deferred income tax assets and liabilities and income tax expense - Schedule of Reconciliation of Income Taxes (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax		$ 590,827	$ 545,359	$ 433,514
Effective income tax rate		30.00%	30.00%	30.00%
Income tax at the effective tax rate pursuant to effective tax regulations		$ (177,248)	$ (163,608)	$ (130,054)
Items that adjust income tax (expense) / benefit:
Nondeductible expenses		(12,797)	(13,328)	(18,735)
Inflation adjustment	[1]	(236,920)	(146,077)	(153,517)
Effect on the measurement of monetary and nonmonetary items at functional currency		372,379	196,841	169,058
Unrecognized tax losses and other assets		(20,047)	(7,156)	(15,568)
Effect related to tax losses		12,197
Application of tax credits		(14,818)	16,077	6,229
Effect related to the difference in tax rate other than Mexican statutory rate		(32,902)	(34,317)	(25,762)
Other		(3,150)	3,164	4,370
Income tax (expense)		$ (113,306)	$ (148,404)	$ (163,979)

[1]	See Note 30.2.